Financial Instruments - Fair values and financial risk management (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Financial Instruments-Fair values and financial risk management
Schedule of carrying amounts and fair values of financial liabilities

	December 31,
	2023	2022

	(In thousands of US Dollars)
Warrants liability designated at fair value – Level 1 hierarchy (1)	2,767	—
NETC Earnouts designated at fair value – Level 3 hierarchy (2)	22,576	—
Derivative financial instrument designated at fair value associated with EDF Promissory Note – Level 3 hierarchy (3)	950	—
Derivative financial instrument designated at fair value associated with Convertible Notes 3, 4 and 5 and Senior Convertible Notes – Level 3 hierarchy (4)	—	27

	June 30,
	2023	2022

	(In thousands of US Dollars)
Derivative financial instrument designated at fair value – Level 3 hierarchy	192	32

Schedule of valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs

Type	Valuation technique	Significant unobservable inputs
Financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Monte Carlo simulation	Risk free rate: 3.90% (2022: not applicable) Volatility: 25% (2022: not applicable)

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 3.92% (2022: not applicable) Volatility: 40% (2022: not applicable)

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: not applicable (2022: 3.90%) Volatility: not applicable (2022: 40%)

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 4.57% (2022: 2.58%) Volatility: 40% (2022: 40%)

Schedule of reconciliation of Level 3 fair values

(In thousands of
Movements in derivative financial instruments	US Dollars)
Opening balance as of July 1, 2023	192
Additions – Embedded derivative associated to EDF Promissory Note	5,616
Additions – Embedded derivative associated to Senior Convertible Notes	288
Fair value changes recognised as unrealised loss in profit or loss – Embedded derivative associated with EDF Promissory Note	(4,666)
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Senior Convertible Notes	2,334
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Convertible Notes 3,4 and 5	168,042
Conversion to Issued Capital upon consummation of the BCA - Embedded derivatives associated with Convertible Notes 3,4 and 5 and Senior Convertible Notes	(170,856)
Closing balance as of December 31, 2023	950
Opening balance as of July 1, 2022	32
Fair value changes recognised as unrealised gain in profit or loss	(5)
Closing balance as of December 31, 2022	27

(In thousands of
Movements in derivative financial instruments	US Dollars)
Opening balance as of July 1, 2022	32
Additions	173
Fair value changes recognised in profit and loss	(9)
Exchange differences	(4)
Closing balance as of June 30, 2023	192
Opening balance as of July 1, 2021	33
Fair value changes recognised in profit and loss	2
Exchange differences	(3)
Closing balance as of June 30, 2022	32

Schedule of carrying amounts of the Group's foreign currency denominated monetary assets and monetary

	December 31,	June 30,
	2023	2023

	(In thousands)
Trade payables
EUR	81	17
USD	2,296	66

	June 30,
	2023	2022

	(In thousands)
Trade payables
EURO	17	17
USD	66	10

Schedule of foreign exchange related amounts recognised in profit or loss and other comprehensive income

	Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	58	—
Realised Currency Gain/(Loss)	(56)	(8)
	2	(8)

	June 30,
	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	1	(1)
Realised Currency Gains	14	2
	15	1

Schedule of maturity analysis of financial instruments

	As of December 31, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Promissory Note	(5,404)	12,457	—	—	(12,457)
Deferred consideration	(976)	1,026	—	(1,026)	—
Trade Payables	(9,411)	9,411	(9,411)	—	—
Warrants liability	(2,767)	—	—	(2,767)	—
Lease liabilities	(36)	36	(7)	(29)	—
Total non-derivatives	(18,594)	22,930	(9,418)	(3,822)	(12,457)

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,624)	5,624	(5,624)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,579)	34,088	(5,631)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

	As of June 30, 2022
	(In thousands of US Dollars)
	Carrying	Total contractual	2 months		Beyond
	amount	cash flows	or less	3 – 36 months	36 months
Convertible notes	(13,943)	12,851	—	(12,851)	—
Loan from shareholder	(1,689)	1,838	—	(1,838)	—
Deferred consideration	(1,578)	1,653	—	(1,653)	—
Trade Payables	(1,543)	1,543	(1,543)	—	—
Lease liabilities	(93)	103	(7)	(96)	—
Total non-derivatives	(18,846)	17,988	(1,550)	(16,438)	—
Derivative financial instruments	(32)	32	—	(32)	—